Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

The International Equity Fund (the “Fund”)

Class 2 (BGITX)

Class 3 (BGIFX)

Class 4 (BGIUX)

Class 5 (BGIVX)

Supplement dated July 3, 2019 to the prospectus dated April 30, 2019 (the “Prospectus”)

Jenny Tabberer, Portfolio Manager for the Fund, is henceforth Jenny Davis. All references within the Fund’s Prospectus are hereby updated accordingly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE